Concentration and Risk	12 Months Ended
Dec. 31, 2012
Concentration And Risk
Concentration and Risk

NOTE – 10 CONCENTRATION AND RISK

During the year ended December 31, 2012, three customers composed approximately 73% of total revenue. During the year ended December 31, 2011, one customer composed approximately 76% of total revenue.

During the year ended December 31, 2012, two vendors composed approximately 71% of total purchases. During the year ended December 31, 2011, three vendors composed approximately 50% of total purchases.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition, but does not require collateral to support such receivables. For international sales the Company requires financial payment guarantees such as Letters of Credit or Sovereign Guarantees. Based on a number of factors the Company may require credit insurance.